Share Capital and Dividends - Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to the options granted	$ 6,241	$ 3,551
Black Scholes Model [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to the options granted	$ 156	$ 318
Number of stock options granted (in shares)	755,000	970,500
Weighted average fair value of options granted (in CAD per option)	$ 0.81	$ 1.13
Aggregate fair value of options granted	$ 609	$ 1,096
Share price (in CAD per option)	$ 2.26	$ 3.63
Exercise price (in CAD per option)	$ 2.26	$ 3.63
Risk-free interest rate	0.46%	1.79%
Expected volatility	34.90%	30.00%
Dividend yield	0.00%	0.00%